JNL/Mellon Capital Management Dow 10 Fund
JNL/Mellon Capital Management DowSM 10 Fund Class A
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Dow 10 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL/Mellon Capital Management Dow 10 Fund Class A
Operating Expenses Column [Text]	Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.67%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
JNL/Mellon Capital Management Dow 10 Fund Class A	Class A	68	214	373	835

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Period	Class A
1/1/2011 – 12/31/2011	40%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified'' under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified'' mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.

  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2003): 20.20%; Worst Quarter (ended 12/31/08): -28.70%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Dow 10 Fund	Label	1 year	5 year	10 year
Class A	JNL/Mellon Capital Management DowSM 10 Fund (Class A)	17.98%	(1.46%)	2.85%
Class A Dow Jones Industrial Average	Dow Jones Industrial Average	8.38%	2.37%	4.57%

JNL/Mellon Capital Management S&P 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund Class A
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management S&P 10 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL/Mellon Capital Management S&P 10 Fund Class A
Operating Expenses Column [Text]	Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.67%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
JNL/Mellon Capital Management S&P 10 Fund Class A	Class A	68	214	373	835

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Period	Class A
1/1/2011 – 12/31/2011	109%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The stocks in the S&P 500 are first ranked by market capitalization and then half of largest market capitalization companies are selected. From these selected companies half of the companies with the lowest price to sale ratio are selected and then from this group ten stocks with the greatest one-year price appreciation are selected. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified'' under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified'' mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 12/31/2010): 18.53%; Worst Quarter (ended 12/31/08): -32.29%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management S&P 10 Fund	Label	1 year	5 year	10 year
Class A	JNL/Mellon Capital Management S&P® 10 Fund (Class A)	(15.45%)	(9.81%)	(0.17%)
Class A S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.92%

JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Global 15 Fund Class A
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Global 15 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL/Mellon Capital Management Global 15 Fund Class A
Operating Expenses Column [Text]	Class A
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.70%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
JNL/Mellon Capital Management Global 15 Fund Class A	Class A	72	224	390	871

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Period	Class A
1/1/2011 – 12/31/2011	45%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified'' under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified'' mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.

  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Funds' expenses and may limit the Funds' performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 29.32%; Worst Quarter (ended 12/31/08): -26.34%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Global 15 Fund	Label	1 year	5 year	10 year
Class A	JNL/Mellon Capital Management Global 15 Fund (Class A)	(8.26%)	(4.63%)	6.00%
Class A MSCI World Index	MSCI World IndexSM	(5.54%)	(2.37%)	3.62%

JNL/Mellon Capital Management Nasdaq 25 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund Class A and B
Investment Objective.
The investment objective of the Fund is total return.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Nasdaq 25 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Nasdaq 25 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.69%	0.49%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Nasdaq 25 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	70	221	384	859
Class B	Class B	50	157	274	616

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Period	Class A
1/1/2011 – 12/31/2011	71%

Period	Class B
1/1/2011 – 12/31/2011	71%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®. The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one-year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected. The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified'' under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified'' mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.

  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2010): 14.29%; Worst Quarter (ended 12/31/08): -26.02%
Class B

Best Quarter (ended 9/30/2010): 14.29%; Worst Quarter (ended 12/31/08): -26.01%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Nasdaq 25 Fund	Label	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Nasdaq® 25 Fund (Class A)	1.98%	2.24%	3.22%	Oct. 04, 2004
Class A Nasdaq 100 Index	Nasdaq 100 Index	3.66%	6.05%	6.99%	Oct. 04, 2004
Class B	JNL/Mellon Capital Management Nasdaq® 25 Fund (Class B)	2.27%		(0.13%)	Dec. 03, 2007
Class B Nasdaq 100 Index	Nasdaq 100 Index	3.66%		3.16%	Dec. 03, 2007

JNL/Mellon Capital Management Value Line 30 Fund
JNL/Mellon Capital Management Value Line® 30 Fund Class A and B
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Value Line 30 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Value Line 30 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.74%	0.54%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Value Line 30 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	76	237	411	918
Class B	Class B	55	173	302	677

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	107%

Period	Class B
1/1/2011 – 12/31/2011	107%

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for “TimelinessTM”. Value Line® ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®. Value Line® bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 30 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2010): 21.70%; Worst Quarter (ended 9/30/2011): -33.74%
Class B

Best Quarter (ended 9/30/2010): 21.86%; Worst Quarter (ended 9/30/2011): -33.71%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Value Line 30 Fund	Label	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Value Line® 30 Fund (Class A)	(22.98%)	(7.44%)	0.89%	Oct. 04, 2004
Class A S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	3.54%	Oct. 04, 2004
Class B	JNL/Mellon Capital Management Value Line® 30 Fund (Class B)	(22.89%)		(12.71%)	Dec. 03, 2007
Class B S&P 500 Index	S&P 500 Index	2.11%		(1.63%)	Dec. 03, 2007

JNL/ Mellon Capital Management Dow Dividend Fund
JNL/Mellon Capital Management DowSM Dividend Fund Class A and B
Investment Objective.
The investment objective of the Fund is to provide the potential for an above-average total return.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/ Mellon Capital Management Dow Dividend Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/ Mellon Capital Management Dow Dividend Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.67%	0.47%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/ Mellon Capital Management Dow Dividend Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	68	214	373	835
Class B	Class B	48	151	263	591

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	64%

Period	Class B
1/1/2011 – 12/31/2011	64%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book. The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 29.70%; Worst Quarter (ended 12/31/08): -28.82%
Class B

Best Quarter (ended 9/30/2009): 29.58%; Worst Quarter (ended 12/31/08): -28.96%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/ Mellon Capital Management Dow Dividend Fund	Label	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management DowSM Dividend Fund (Class A)	5.77%	(8.27%)	(4.12%)	Jan. 17, 2006
Class A Dow Jones U.S. Select Dividend Index	Dow Jones U.S. Select Dividend Index	12.42%	(0.66%)	2.10%	Jan. 17, 2006
Class B	JNL/Mellon Capital Management DowSM Dividend Fund (Class B)	6.05%		(8.79%)	Dec. 03, 2007
Class B Dow Jones U.S. Select Dividend Index	Dow Jones U.S. Select Dividend Index	12.42%		(0.23%)	Dec. 03, 2007

JNL/Mellon Capital Management S&P 24 Fund
JNL/Mellon Capital Management S&P® 24 Fund Class A and B
Investment Objective.
The investment objective of the Fund is total return through capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management S&P 24 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management S&P 24 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.65%	0.45%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management S&P 24 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	66	208	362	810
Class B	Class B	46	144	252	567

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	85%

Period	Class B
1/1/2011 – 12/31/2011	85%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation. To select the stocks for the Fund, the Sub-Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield, and highest bullish indicator. The Sub-Adviser then selects three stocks from each of the right sectors. The 24 companies are selected on each “Stock Selection Date.” The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2010): 14.47%; Worst Quarter (ended 12/31/08): -21.87%
Class B

Best Quarter (ended 9/30/2010): 14.61%; Worst Quarter (ended 12/31/08): -21.88%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management S&P 24 Fund	Label	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management S&P® 24 Fund (Class A)	4.91%	1.01%	1.42%	May 01, 2006
Class A S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	1.49%	May 01, 2006
Class B	JNL/Mellon Capital Management S&P® 24 Fund (Class B)	5.14%		(0.62%)	Dec. 03, 2007
Class B S&P 500 Index	S&P 500 Index	2.11%		(1.63%)	Dec. 03, 2007

JNL/Mellon Capital Management S&P SMid 60 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund Class A and B
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management S&P SMid 60 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management S&P SMid 60 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.65%	0.45%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management S&P SMid 60 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	66	208	362	810
Class B	Class B	46	144	252	567

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	71%

Period	Class B
1/1/2011 – 12/31/2011	71%

Principal Investment Strategies.

The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies.

The Fund invests in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) and 30 companies in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) (each an “Index”, collectively the “Indexes”). The 60 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser selects the 60 companies from stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 according to a screening process that considers average daily dollar trading volume, price to book ratio, 3-month price appreciation, and ratio of cash flow per share to stock price. The 30 stocks selected from the S&P MidCap 400 are given twice the weight of the 30 stocks selected from the S&P SmallCap 600.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 43.87%; Worst Quarter (ended 9/30/2011): -26.40%
Class B

Best Quarter (ended 6/30/2009): 43.91%; Worst Quarter (ended 9/30/2011): -26.28%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management S&P SMid 60 Fund	Label	1 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management S&P® SMid 60 Fund (Class A)	(7.72%)	2.50%	Apr. 30, 2007
Class A S&P Midcap 400 Index	S&P® Midcap 400 Index	(1.73%)	1.66%	Apr. 30, 2007
Class A S&P Smallcap 600 Index	S&P® Smallcap 600 Index	1.02%	0.92%	Apr. 30, 2007
Class B	JNL/Mellon Capital Management S&P® SMid 60 Fund (Class B)	(7.42%)	2.67%	Apr. 30, 2007
Class B S&P Midcap 400 Index	S&P® Midcap 400 Index	(1.73%)	1.66%	Apr. 30, 2007
Class B S&P Smallcap 600 Index	S&P® Smallcap 600 Index	1.02%	0.92%	Apr. 30, 2007

JNL/Mellon Capital Management NYSE International 25 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund Class A and B
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management NYSE International 25 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management NYSE International 25 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.77%	0.57%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management NYSE International 25 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	79	246	428	954
Class B	Class B	58	183	318	714

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	84%

Period	Class B
1/1/2011 – 12/31/2011	84%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”). The 25 companies are selected on each Stock Selection Date by ranking the stocks of the NYSE International IndexSM based on two factors: price to book and price to cash flow. The Sub-Adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 47.00%; Worst Quarter (ended 9/30/2011): -26.27%
Class B

Best Quarter (ended 6/30/2009): 46.96%; Worst Quarter (ended 9/30/2011): -26.16%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management NYSE International 25 Fund	Label	1 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management NYSE® International 25 Fund (Class A)	(23.86%)	(8.25%)	Apr. 30, 2007
Class A NYSE International 100 Index	NYSE® International 100 Index	(11.81%)	(5.80%)	Apr. 30, 2007
Class B	JNL/Mellon Capital Management NYSE® International 25 Fund (Class B)	(23.64%)	(8.07%)	Apr. 30, 2007
Class B NYSE International 100 Index	NYSE® International 100 Index	(11.81%)	5.80%	Apr. 30, 2007

JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management 25 Fund Class A and B
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management 25 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management 25 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	none	none
Total Annual Fund Operating Expenses	0.64%	0.44%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management 25 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	65	205	357	798
Class B	Class B	45	141	246	555

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	100%

Period	Class B
1/1/2011 – 12/31/2011	100%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 27.80%; Worst Quarter (ended 12/31/08): -26.84%
Class B

Best Quarter (ended 9/30/2009): 28.01%; Worst Quarter (ended 12/31/08): -26.85%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management 25 Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management 25 Fund (Class A)	8.87%	5.18%	7.21%
Class A S&P MidCap 400/Citigroup Value Index	S&P MidCap 400/Citigroup Value Index	(2.43%)	1.38%	7.45%
Class A S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.92%
Class B	JNL/Mellon Capital Management 25 Fund (Class B)	9.15%	5.41%		5.83%	May 01, 2006
Class B S&P MidCap 400/Citigroup Value Index	S&P MidCap 400/Citigroup Value Index	(2.43%)	1.38%		1.76%	May 01, 2006
Class B S&P 500 Index	S&P 500 Index	2.11%	(0.25%)		1.49%	May 01, 2006

JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management Select Small-Cap Fund Class A and B
Investment Objective.
The investment objective of the Fund is total return through capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Select Small-Cap Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Select Small-Cap Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	none	none
Total Annual Fund Operating Expenses	0.65%	0.45%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Select Small-Cap Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	66	208	362	810
Class B	Class B	46	144	252	567

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	92%

Period	Class B
1/1/2011 – 12/31/2011	92%

Principal Investment Strategies.

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, or The Nasdaq Stock Market on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The population of securities from which the Fund’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements. The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2003): 19.54%; Worst Quarter (ended 12/31/08): -29.76%
Class B

Best Quarter (ended 12/31/2011): 14.87%; Worst Quarter (ended 12/31/08): -29.70%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Select Small-Cap Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Select Small-Cap Fund (Class A)	1.36%	(8.04%)	0.74%
Class A Russell 2000 Index	Russell 2000 Index	(4.18%)	0.15%	5.62%
Class B	JNL/Mellon Capital Management Select Small-Cap Fund (Class B)	1.59%	(7.87%)		(7.00%)	May 01, 2006
Class B Russell 2000 Index	Russell 2000 Index	(4.18%)	0.15%		0.89%	May 01, 2006

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL 5 Fund Class A and B
Investment Objective.
The investment objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management JNL 5 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management JNL 5 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.64%	0.44%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management JNL 5 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	65	205	357	798
Class B	Class B	45	141	246	555

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	64%

Period	Class B
1/1/2011 – 12/31/2011	64%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

  20% in the DowSM 10 Strategy, a dividend yielding strategy;
  20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
  20% in the Global 15 Strategy, a dividend yielding strategy;
  20% in the 25 Strategy, a dividend yielding strategy; and
  20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund. Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 20.27%; Worst Quarter (ended 12/31/08): -26.89%
Class B

Best Quarter (ended 6/30/2009): 20.61%; Worst Quarter (ended 12/31/08): -26.97%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management JNL 5 Fund	Label	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management JNL 5 Fund (Class A)	(2.07%)	(3.66%)	2.48%	Oct. 04, 2004
Class A S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	3.54%	Oct. 04, 2004
Class B	JNL/Mellon Capital Management JNL 5 Fund (Class B)	(1.85%)	(3.46%)	2.68%	Oct. 04, 2004
Class B S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	3.54%	Oct. 04, 2004

JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund Class A and B
Investment Objective.
The investment objective of the Fund is capital appreciation.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management JNL Optimized 5 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management JNL Optimized 5 Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management JNL Optimized 5 Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	69	218	379	847
Class B	Class B	49	154	269	604

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	77%

Period	Class B
1/1/2011 – 12/31/2011	77%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

  25% in the Nasdaq® 25 Strategy;
  25% in the Value Line® 30 Strategy;
  24% in the European 20 Strategy;
  14% in the Global 15 Strategy; and
  12% in the 25 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus. Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 22.31%; Worst Quarter (ended 12/31/08): -26.87%
Class B

Best Quarter (ended 6/30/2009): 22.20%; Worst Quarter (ended 12/31/08): -26.87%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management JNL Optimized 5 Fund	Label	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management JNL Optimized 5 Fund (Class A)	(9.84%)	(2.87%)	(1.15%)	May 01, 2006
Class A S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	1.49%	May 01, 2006
Class B	JNL/Mellon Capital Management JNL Optimized 5 Fund (Class B)	(9.77%)	(2.68%)	(0.96%)	May 01, 2006
Class B S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	1.49%	May 01, 2006

JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management VIP Fund Class A and B
Investment Objective.
The investment objective of the Fund is total return.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management VIP Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management VIP Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management VIP Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	69	218	379	847
Class B	Class B	49	154	269	604

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	79%

Period	Class B
1/1/2011 – 12/31/2011	79%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

  The DowSM Dividend Strategy;
  The European 20 Strategy;
  The Nasdaq® 25 Strategy;
  The S&P 24 Strategy;
  The Select Small-Cap Strategy; and
  The Value Line® 30 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus. Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 16.44%; Worst Quarter (ended 12/31/08): -25.66%
Class B

Best Quarter (ended 9/30/2009): 16.37%; Worst Quarter (ended 12/31/08): -25.62%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management VIP Fund	Label	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	JNL/Mellon Capital Management VIP Fund (Class A)	(3.66%)	(2.68%)	2.48%	Oct. 04, 2004
Class A S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	3.54%	Oct. 04, 2004
Class B	JNL/Mellon Capital Management VIP Fund (Class B)	(3.45%)	(2.50%)	2.68%	Oct. 04, 2004
Class B S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	3.54%	Oct. 04, 2004

JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Communications Sector Fund Class A and B
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Communications Sector Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Communications Sector Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.71%	0.51%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Communications Sector Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	73	227	395	883
Class B	Class B	52	164	285	640

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	42%

Period	Class B
1/1/2011 – 12/31/2011	42%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Telecommunications Index.

Because of the small number of securities in the Dow Jones U.S. Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 12/31/2002): 23.53%; Worst Quarter (ended 6/30/2002): -31.93%
Class B

Best Quarter (ended 9/30/2010): 20.38%; Worst Quarter (ended 3/31/2008): -18.55%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Communications Sector Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Communications Sector Fund (Class A)	(3.19%)	(1.27%)	0.94%
Class A Dow Jones U.S. Telecommunications Index	Dow Jones U.S. Telecommunications Index	3.97%	(0.15%)	0.84%
Class B	JNL/Mellon Capital Management Communications Sector Fund (Class B)	(3.18%)	(1.16%)		4.27%	Mar. 05, 2004
Class B Dow Jones U.S. Telecommunications Index	Dow Jones U.S. Telecommunications Index	3.97%	(0.15%)		4.63%	Mar. 05, 2004

JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund Class A and B
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Consumer Brands Sector Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Consumer Brands Sector Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.70%	0.50%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Consumer Brands Sector Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	72	224	390	871
Class B	Class B	51	160	280	628

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	36%

Period	Class B
1/1/2011 – 12/31/2011	36%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Consumer Services Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 17.87%; Worst Quarter (ended 12/31/08): -20.50%
Class B

Best Quarter (ended 9/30/2009): 17.89%; Worst Quarter (ended 12/31/08): -20.39%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Consumer Brands Sector Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Consumer Brands Sector Fund (Class A)	6.53%	1.97%	4.33%
Class A Dow Jones U.S. Consumer Services Index	Dow Jones U.S. Consumer Services Index	7.14%	2.62%	3.41%
Class B	JNL/Mellon Capital Management Consumer Brands Sector Fund (Class B)	6.79%	2.15%		3.53%	Mar. 05, 2004
Class B Dow Jones U.S. Consumer Services Index	Dow Jones U.S. Consumer Services Index	7.14%	2.62%		3.92%	Mar. 05, 2004

JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Financial Sector Fund Class A and B
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Financial Sector Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Financial Sector Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Financial Sector Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	69	218	379	847
Class B	Class B	49	154	269	604

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	31%

Period	Class B
1/1/2011 – 12/31/2011	31%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financials Index. Indexing offers a cost-effective investment approach.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Financials Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Financials Index.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 29.17%; Worst Quarter (ended 12/31/08): -33.22%
Class B

Best Quarter (ended 6/30/2009): 29.24%; Worst Quarter (ended 12/31/08): -33.15%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Financial Sector Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Financial Sector Fund (Class A)	(12.89%)	(13.72%)	(2.42%)
Class A Dow Jones U.S. Financials Index	Dow Jones U.S. Financials Index	(12.84%)	(14.02%)	(2.39%)
Class B	JNL/Mellon Capital Management Financial Sector Fund (Class B)	(12.76%)	(13.55%)		(5.50%)	Mar. 05, 2004
Class B Dow Jones U.S. Financials Index	Dow Jones U.S. Financials Index	(12.84%)	(14.02%)		(5.79%)	Mar. 05, 2004

JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund Class A and B
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Healthcare Sector Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Healthcare Sector Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Healthcare Sector Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	69	218	379	847
Class B	Class B	49	154	269	604

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	27%

Period	Class B
1/1/2011 – 12/31/2011	27%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Health Care Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Health Care Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Health Care Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2003): 17.07%; Worst Quarter (ended 6/30/2002): -18.72%
Class B

Best Quarter (ended 12/31/2011): 9.96%; Worst Quarter (ended 12/31/08): -13.49%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Healthcare Sector Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Healthcare Sector Fund (Class A)	10.88%	2.87%	1.94%
Class A Dow Jones U.S. Health Care Index	Dow Jones U.S. Health Care Index	11.75%	3.52%	3.13%
Class B	JNL/Mellon Capital Management Healthcare Sector Fund (Class B)	11.13%	3.07%		3.53%	Mar. 05, 2004
Class B Dow Jones U.S. Health Care Index	Dow Jones U.S. Health Care Index	11.75%	3.52%		4.00%	Mar. 05, 2004

JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund Class A and B
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Oil & Gas Sector Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Oil & Gas Sector Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.66%	0.46%

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/Mellon Capital Management Oil & Gas Sector Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	67	211	368	822
Class B	Class B	47	148	258	579

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	14%

Period	Class B
1/1/2011 – 12/31/2011	14%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 12/31/2010): 20.87%; Worst Quarter (ended 9/30/2008): -25.64%
Class B

Best Quarter (ended 12/31/2010): 20.91%; Worst Quarter (ended 9/30/2008): -25.60%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Oil & Gas Sector Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Oil & Gas Sector Fund (Class A)	3.27%	4.42%	13.28%
Class A Dow Jones U.S. Oil & Gas Index	Dow Jones U.S. Oil & Gas Index	4.11%	4.82%	11.61%
Class B	JNL/Mellon Capital Management Oil & Gas Sector Fund (Class B)	3.50%	4.64%		12.71%	Mar. 05, 2004
Class B Dow Jones U.S. Oil & Gas Index	Dow Jones U.S. Oil & Gas Index	4.11%	4.82%		12.74%	Mar. 05, 2004

JNL/Mellon Capital Management Technology Sector Fund
JNL/Mellon Capital Management Technology Sector Fund Class A and B
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JNL/Mellon Capital Management Technology Sector Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital Management Technology Sector Fund	Class A	Class B
Operating Expenses Column [Text]	Class A	Class B
Management/Administrative Fee	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.67%	0.47%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital Management Technology Sector Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A	68	214	373	835
Class B	Class B	48	151	263	591

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	26%

Period	Class B
1/1/2011 – 12/31/2011	26%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Technology Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2003): 21.39%; Worst Quarter (ended 6/30/2002): -31.38%
Class B

Best Quarter (ended 6/30/2009): 20.62%; Worst Quarter (ended 12/31/08): -25.63%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns JNL/Mellon Capital Management Technology Sector Fund	Label	1 year	5 year	10 year	Life of Class	Inception Date
Class A	JNL/Mellon Capital Management Technology Sector Fund (Class A)	(0.33%)	3.48%	2.06%
Class A Dow Jones U.S. Technology Index	Dow Jones U.S. Technology Index	0.16%	4.16%	2.77%
Class B	JNL/Mellon Capital Management Technology Sector Fund (Class B)	(0.18%)	3.66%		3.96%	Mar. 05, 2004
Class B Dow Jones U.S. Technology Index	Dow Jones U.S. Technology Index	0.16%	4.16%		4.50%	Mar. 05, 2004